Financial instruments and risk management (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Financial instruments and risk management
Recognized in Other comprehensive income	R$ (30,600)
Reclassified to the statements of financial position - occurred investments in acquisitions	25,263
Reclassified to the statements of profit or loss - ineffective portion	5,337
Balance as of December 31, 2022	R$ 0